Income Tax Expense (Details) ¥ / shares in Units, $ in Millions		12 Months Ended
	Apr. 01, 2023	Aug. 31, 2023 CNY (¥) ¥ / shares	Aug. 31, 2023 HKD ($)	Aug. 31, 2022 CNY (¥) ¥ / shares	Aug. 31, 2021 CNY (¥) ¥ / shares	Aug. 31, 2020 CNY (¥)
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	25.00%
Percentage of preferential EIT rate		25.00%	25.00%
Requirement percentage		60.00%	60.00%
Preferential EIT rate, percentage	15.00%	5.00%	5.00%	2.50%	2.50%	5.00%
Earned taxable income should pay for tax (in Yuan Renminbi)					¥ 1,000	¥ 1,000
Income tax rate						10.00%
Taxable income and remaining profit (in Yuan Renminbi)				¥ 1,000
Deferred tax assets, valuation allowance (in Yuan Renminbi)		¥ 199,672,000		98,978,000	¥ 98,081,000
Deferred tax assets (in Yuan Renminbi)		128,781,000
Total deferred tax assets (in Yuan Renminbi)		¥ 1,810		¥ 85,103
Interest in a domestic subsidiary				50.00%
Income tax position of likelihood being sustained percentage				50.00%
Unrecognized tax benefits				12 months
Description of tax liability limitations		According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2023, the Group is subject to examination of the PRC tax authorities.	According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2023, the Group is subject to examination of the PRC tax authorities.
Tax provision percentage		25.00%	25.00%	25.00%	25.00%
Withholding tax rate		10.00%	10.00%
Dividend withholding tax (in Yuan Renminbi)		¥ 25,000
Earnings portion (in Yuan Renminbi)		20,200
Income tax expense increased (in Yuan Renminbi)		¥ 8,093		¥ 12,397	¥ 66,742
Net earnings per share price (in Yuan Renminbi per share) | ¥ / shares				¥ 0.1	¥ 0.56
Net earnings per share, share impact (in Yuan Renminbi per share) | ¥ / shares		¥ 0.07
The US [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage		21.00%	21.00%
The UK [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage	19.00%
Canada [Member] | Minimum [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage		26.00%	26.00%
Canada [Member] | Maximum [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage		26.50%	26.50%
Hong Kong [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage		8.25%	8.25%
Profits earned by the company (in Dollars) | $			$ 2
Existing tax rate, percentage		16.50%	16.50%
PRC [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate, percentage		25.00%	25.00%
Percentage of unified tax rate		25.00%	25.00%
Percentage of revenue		60.00%	60.00%
Percentage of preferential EIT rate		15.00%	15.00%
Preferential EIT rate, percentage		15.00%	15.00%
Percent of tax reduction		50.00%	50.00%
Period of tax reduction		3 years	3 years
Tax loss carry-forward subject to expiration (in Yuan Renminbi)		¥ 288,316		¥ 399,660	¥ 396,192
PRC [Member]
Income Tax Expense (Details) [Line Items]
Preferential EIT rate, percentage		5.00%	5.00%	5.00%
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd ("Zhuhai Bright Scholar") [Member]
Income Tax Expense (Details) [Line Items]
Earnings portion (in Yuan Renminbi)		¥ 202,000
Chengdu Zhi Yi Meng Software Technology Co., Ltd. [Member]
Income Tax Expense (Details) [Line Items]
Preferential EIT rate, percentage		12.50%	12.50%	12.50%	12.50%
Percent of tax reduction		50.00%	50.00%